UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |x|; Amendment Number: __1__

This Amendment (Check only one):   | | is a restatement
                                   |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178


13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline             New York, New York            April 1, 2009
--------------------         ------------------------     ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $42,593
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP
(2)  28-13254                       Axial Capital Institutional, LP

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6       COLUMN 7        COLUMN 8

                               TITLE                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION      MANAGERS  SOLE SHARED    NONE
--------------                 --------     -----       --------  -------   --- ----   ----------      --------  ---- ------    ----
SPDR GOLD TRUST                GOLD SHS     78463V107    42,593     466,007 SH         SHARED-DEFINED  1,2                466,007





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